Equity Activity (AOCI Table) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	$ (25,759)		$ (21,885)		$ (18,743)
Other comprehensive income before reclassifications	2,036		(5,177)		(4,461)
Amount reclassified from accumulated other comprehensive income	2,121		1,303		1,319
Total change for the period	4,157		(3,874)		(3,142)
Balance at the End of the Period	(21,602)		(25,759)		(21,885)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	(90)		71		(96)
Other comprehensive income before reclassifications	28		5		(162)
Amount reclassified from accumulated other comprehensive income	(103)		(167)		329
Total change for the period	(76)		(161)		167
Balance at the End of the Period	(165)		(90)		71
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	1,733	[1]	1,767	[1]	2,478	[1]
Other comprehensive income before reclassifications	(1,401)	[1]	(34)	[1]	(711)	[1]
Amount reclassified from accumulated other comprehensive income	0	[1]	0	[1]	0	[1]
Total change for the period	(1,401)	[1]	(34)	[1]	(711)	[1]
Balance at the End of the Period	332	[1]	1,733	[1]	1,767	[1]
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	(27,406)		(23,737)		(21,289)
Other comprehensive income before reclassifications	3,409		(5,164)		(3,581)
Amount reclassified from accumulated other comprehensive income	2,229		1,495		1,133
Total change for the period	5,639		(3,669)		(2,448)
Balance at the End of the Period	(21,767)		(27,406)		(23,737)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	4		13		164
Other comprehensive income before reclassifications	0		16		(7)
Amount reclassified from accumulated other comprehensive income	(5)		(25)		(143)
Total change for the period	(5)		(9)		(150)
Balance at the End of the Period	$ (1)		$ 4		$ 13

[1]	* Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.